Commitments and Contingencies (Details) - Schedule of supplemental cash flow and other information related to the leases	12 Months Ended
	Mar. 31, 2023 HKD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 HKD ($)	Mar. 31, 2021 HKD ($)
Cash paid for amounts included in the measurement of lease obligations:
Operating cash flows from operating lease obligation	$ 304,824	$ 38,832	$ 296,226	$ 295,445
Financing cash flows from finance lease obligation				14,494
Right of use assets obtained in exchange for lease obligation:
Operating lease			$ 579,011